Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (2,179,935)	$ 1,690,424	$ 2,738,756	$ 1,623,367
Adjustments to reconcile net income to net cash used in operating activities:
Income on over-allotment			(95,104)
Interest and dividend income on investments held in Trust Account	(338,798)	(613,226)	(1,875)	(1,411,854)
Issuance of private warrants in excess of fair value			4,636,666
Change in fair value of warrants	71,334	(1,997,334)	(7,632,666)	(1,997,334)
Transaction costs allocated to warrant issuance			57,041
Changes in operating assets and liabilities:
Prepaid expenses and other assets	170,812	155,937	(408,572)	228,376
Income taxes payable	(206,820)	73,676		216,203
Accounts payable and accrued expenses	1,834,020	216,291	84,608	580,451
Franchise tax payable	(261,137)	32,117	114,262	176,875
Due to affiliate		(5,000)	5,000	(5,000)
Net cash flows used in operating activities	(910,524)	(447,115)	(501,884)	(588,916)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash withdrawn from Trust Account for taxes	366,616			414,836
Cash withdrawn from Trust Account for Common Stock redemptions	38,201,481	107,883		57,810,572
Cash deposited in Trust Account	(401,588)		(101,500,000)
Net cash flows provided by investing activities	38,166,509	107,883	(101,500,000)	58,225,408
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of Common stock	(38,201,481)			(57,810,572)
Convertible Note payable	215,000
Notes payable – related party	152,000
Proceeds from initial public offering, net of underwriting fee			98,000,000
Gross proceeds from sale of private units			5,350,000
Proceeds from issuance of shares to Sponsor			25,000
Payment of offering Costs			(601,730)
Net cash flows used in financing activities	(37,834,481)		102,773,270	(57,810,572)
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
NET CHANGE IN CASH	(578,496)	(339,232)	771,386	(174,080)
CASH, BEGINNING OF PERIOD	597,306	771,386		771,386
CASH, END OF PERIOD	18,810	432,154	771,386	597,306	$ 771,386
Supplemental disclosure of non-cash activities:
Initial classification of warrant liability			2,354,000
Initial value of Class A commo n stock subject to possible redemption			101,500,000
Deferred underwriting commissions payable charged to additional paid in capital			3,500,000
Common stock redemption payable				34,198,758
Remeasurement of redeemable shares to redemption value	373,770			998,892
Excise tax liability	382,015
Vaso Corporation
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	3,724,000	3,268,000		11,873,000	6,100,000
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	762,000	1,576,000		1,923,000	3,840,000
Deferred income taxes				(4,788,000)	52,000
Loss from investment in EECP Global	101,000	95,000		154,000	73,000
Gain on forgiveness of PPP loan					(3,646,000)
Provision for credit losses and commission adjustments	85,000	236,000		63,000	448,000
Write-down of inventory					385,000
Share-based compensation	38,000	22,000		35,000	31,000
Changes in operating assets and liabilities:
Accounts and other receivables	6,052,000	6,978,000		(243,000)	(6,052,000)
Due from related parties				(343,000)	(46,000)
Inventories	12,000	(697,000)		(416,000)	299,000
Deferred commission expense	(364,000)	(167,000)		300,000	(1,195,000)
Prepaid expenses and other current assets	(1,474,000)	(239,000)
Prepaid expenses and other assets				(103,000)	162,000
Other assets, net	424,000	(539,000)		(2,422,000)	(212,000)
Accounts payable	104,000	261,000		(521,000)	(3,492,000)
Accrued commissions	(2,006,000)	(655,000)		1,094,000	1,497,000
Accrued expenses and other liabilities	(2,559,000)	849,000		1,392,000	2,372,000
Sales tax payable	(130,000)	20,000		108,000	94,000
Deferred revenue	2,437,000	1,927,000		5,838,000	7,260,000
Due to related party	(411,000)	(343,000)		(14,000)	(233,000)
Other long-term liabilities	65,000	84,000		486,000	78,000
Net cash flows used in operating activities	6,860,000	12,676,000		14,416,000	7,815,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of equipment and software	(536,000)	(447,000)		(566,000)	(415,000)
Purchases of short-term investments	(20,330,000)	(5,000,000)		(8,000,000)
Redemption of short-term investments	13,330,000	151,000		149,000	155,000
Net cash flows provided by investing activities	(7,536,000)	(5,296,000)		(8,417,000)	(260,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment on revolving lines of credit					(5,448,000)
Payroll taxes paid by withholding shares	(6,000)
Repayment of notes payable and finance lease obligations	(101,000)	(177,000)		(230,000)	(2,881,000)
Net cash flows used in financing activities	(107,000)	(177,000)		(230,000)	(8,329,000)
Effect of exchange rate differences on cash and cash equivalents	17,000	55,000		27,000	(20,000)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(766,000)	7,258,000		5,796,000	(794,000)
SUPPLEMENTAL DISCLOSURE OF CASH INFORMATION
Interest paid	14,000	37,000		44,000	347,000
Income taxes paid	80,000	60,000		48,000	113,000
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Initial recognition of operating lease right of use asset and liability	661,000	1,332,000		1,396,000	783,000
CASH, BEGINNING OF PERIOD	11,821,000	6,025,000		6,025,000	6,819,000
CASH, END OF PERIOD	$ 11,055,000	$ 13,283,000	$ 6,025,000	$ 11,821,000	$ 6,025,000